Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	75,000,000	75,000,000
Common stock, shares issued	60,295,245	36,756,983	26,884,921
Common stock, shares outstanding	60,295,245	36,756,983	26,884,921